Income taxes - Additional Information (Detail)	12 Months Ended
	Mar. 25, 2017 USD ($)	Mar. 25, 2017 CAD	Mar. 26, 2016 USD ($)	Mar. 28, 2015 USD ($)
Tax Credit Carryforward [Line Items]
Accrued interest or penalties related to uncertain tax positions	$ 0
Non cash valuation allowance	53,311,000		$ 57,285,000
Reversal of valuation allowance	5,300,000
Deferred income taxes	5,303,000
Current tax receivable	$ (140,000)
Current tax payable			$ 35,000	$ 0
Minimum [Member]
Tax Credit Carryforward [Line Items]
Deferred tax assets realized period	1 year
Maximum [Member]
Tax Credit Carryforward [Line Items]
Deferred tax assets realized period	3 years
Alternative Minimum Tax Credit [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	$ 1,100,000
Earliest Tax Year [Member]
Tax Credit Carryforward [Line Items]
Open tax year	2011
Latest Tax Year [Member]
Tax Credit Carryforward [Line Items]
Open tax year	2017
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	$ 18,300,000	CAD 24,500,000
Domestic Tax Authority [Member] | Investment Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits	$ 194,000	CAD 260,000
Expire date	Between 2023 and 2036.
Foreign Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	$ 106,000,000
Federal net operating loss carry forwards expiration Dates	Beginning in fiscal 2020 through fiscal 2034
State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	$ 92,200,000
Federal net operating loss carry forwards expiration Dates	Beginning in fiscal 2018 through fiscal 2034
Foreign Country Section Three Eight Two Limitation [Member]
Tax Credit Carryforward [Line Items]
Pre-acquisition net operating loss	$ 35,300,000
Pre-acquisition net operating loss limited	$ 953,000